SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 1,144,985	$ 1,075,459	$ 1,207,267
Less: accumulated depreciation	(802,296)	(667,588)	(520,609)
Plant and equipment, net	342,689	407,871	686,658
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	527,759	526,272	526,495
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	51,920	54,658	56,098
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	9,992	10,054	10,531
Renovation [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 555,314	$ 484,475	$ 614,143